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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive office    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Ultra Short Bond Fund, for the quarter ended March 31, 2005. This 1 series has a June 30 fiscal year end.
Date of reporting period:	March 31, 2005

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 1.1%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$2,800,000	$2,883,081
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,841,268	1,922,513
Ser. 2174, Class PM, 6.50%, 01/15/2028	904	904
Ser. 2480, Class EH, 6.00%, 11/15/2031	2,258,961	2,285,456
Ser. 2541, Class LU, 4.00%, 12/15/2027	1,894	1,893

		7,093,847

FLOATING-RATE 1.0%
FHLMC:
Ser. 1476, Class F, 2.93%, 02/15/2008	56,304	55,654
Ser. 1606, Class FC, 3.08%, 11/15/2008	330,192	325,166
Ser. 1607, Class FA, 2.73%, 10/15/2013	19,226	18,783
Ser. 1625, Class FC, 3.08%, 12/15/2008	89,177	87,054
Ser. 2395, Class FA, 3.41%, 06/15/2029	529,271	533,144
Ser. 2431, Class F, 3.31%, 03/15/2032	6,160	6,237
Ser. 2826, Class SC, 9.38%, 06/15/2034	4,627,119	4,597,728
FNMA, Ser. 1993-179, Class FB, 3.53%, 10/25/2023	266,556	269,655

		5,893,421

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $13,080,703)		12,987,268

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.5%
FIXED-RATE 8.2%
FHLMC:
5.50%, TBA #	25,625,000	25,917,995
6.00%, TBA #	12,500,000	12,792,975
FNMA:
7.00%, 08/01/2033 - 11/01/2033	6,156,797	6,504,310
7.50%, 01/01/2031 - 08/01/2033	5,319,811	5,725,379
8.00%, 12/01/2008	13,523	14,014
10.00%, 02/01/2031	92,164	104,995
GNMA, 7.50%, 03/15/2007 - 04/15/2007	120,123	123,529

		51,183,197

FLOATING-RATE 6.3%
FHLMC:
5.34%, 12/01/2033 ##	9,546,914	9,754,376
4.31%, 10/01/2032 ##	12,179,192	12,406,831
FNMA:
4.34%, 01/01/2018	12,817	12,894
4.12%, 03/01/2035	1,706,123	1,768,021
4.72%, 10/01/2032 ##	14,625,427	15,096,620
GNMA, 4.00%, 01/20/2019	316,969	322,728

		39,361,470

Total Agency Mortgage-Backed Pass Through Securities (cost $90,623,982)		90,544,667

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FIXED-RATE 2.2%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,359,145	1,427,237
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	207,508	219,115
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	1,720,725	1,807,754
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042 ##	9,737,150	10,077,756

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $13,712,403)		13,531,862

[1]

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 6.0%
C-Bass, Ltd.:
Ser. 11A, Class D, 5.71%, 09/15/2039 144A 	$4,600,000	$4,617,178
Ser. 13A, Class C, 4.04%, 03/17/2040 144A 	1,500,000	1,500,000
Ser. 13A, Class D, 5.31%, 03/17/2040 144A 	4,000,000	4,000,000
Emergent Home Equity Loan Trust, Ser. 1997-4, Class A-5, 7.08%, 12/15/2028	611,102	618,833
Equivantage Home Equity Loan Trust, Ser. 1997-4, Class A-3, 7.05%, 12/25/2028	565,581	564,696
Newcastle CDO, Ltd., Ser. 3A, Class 2FL, 3.87%, 09/24/2038 144A 	10,000,000	10,100,063
Ocean Star plc, Ser. 2004-A, Class C, 4.04%, 11/12/2018 144A 	5,800,000	5,846,916
Option One Mtge. Corp., Ser. 1996-1, Class A1, 6.90%, 04/25/2026	211,063	210,732
Trapeza CDO LLC, Ser. 2004-7A, Class B1, FRN, 4.25%, 01/25/2035 144A	10,000,000	10,100,500

Total Asset-Backed Securities (cost $37,350,988)		37,558,918

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%
FIXED-RATE 0.1%
Bank of America Structural Security Trust, Ser. 2002-X1, Class A3, 5.44%, 10/11/2033 144A	500,000	514,005

FLOATING-RATE 7.1%
Bear Stearns Commercial Mtge., Ser. 2004-BBA, Class E, 3.25%, 09/15/2019 144A	9,704,991	9,708,399
Capital Trust CDO, Ltd., Ser. 2005-1A, Class C, 3.39%, 03/20/2050 144A 	3,000,000	2,999,613
Commercial Mtge. Pass-Through Certificate, Ser. 2005-F10A, Class F, 3.26%, 04/15/2017 144A 	4,000,000	3,999,895
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-TFLA, Class E, 3.14%, 02/15/2020  #	5,000,000	4,999,994
GMAC Commercial Mtge. Asset Corp., Ser. 2003-SNFA, Class A, 3.63%, 01/01/2018 144A	8,306,532	8,326,128
Pure Mtges. plc:
Ser. 2004-CRD, Class B, 3.06%, 02/28/2034 144A 	6,050,000	6,052,836
Ser. 2004-LKD, Class C, 3.23%, 02/28/2034 144A 	8,150,000	8,153,820

		44,240,685

Total Commercial Mortgage-Backed Securities (cost $44,749,375)		44,754,690

CORPORATE BONDS 3.2%
FINANCIALS 3.2%
Diversified Financial Services 3.2%
Bank of America Capital Trust III, 3.76%, 06/15/2027	10,000,000	10,027,300
JPMorgan Chase Capital II, 3.24%, 02/01/2027	5,000,000	4,736,520
JPMorgan Chase Capital XIII, FRN, 4.04%, 09/30/2034	5,000,000	4,991,320

Total Corporate Bonds (cost $19,571,146)		19,755,140

REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 3.0%
GSMPS Mtge. Securities Corp., Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	6,271,823	6,607,479
GSR Mtge. Securities Corp., Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	6,259,629	6,620,928
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%,
10/25/2034 144A	5,381,913	5,591,050

Total Reperforming Mortgage-Backed Pass Through Securities (cost $19,274,771)		18,819,457

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.4%
FIXED-RATE 7.3%
ABN AMRO Mtge. Corp., Ser. 2003-3, Class A-13, 5.00%, 02/25/2033	457,194	457,918
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 3A4, 5.85%, 10/25/2032	4,122,000	4,182,183
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	3,916,731	3,906,876
GE Capital Mall Finance Corp., Ser. 1998-1A, Class B2, 6.75%, 09/13/2028 144A	14,500,000	15,524,000
GS Mtge. Securities Corp., Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	1,397,907	1,392,774
Merrill Lynch Mtge. Trust, Ser 2005-GGP1, Class H, 4.37%, 11/15/2010 	8,600,000	8,557,874
PaineWebber Mtge. Acceptance Corp., Ser. 1996-M1, Class E, 7.66%, 01/02/2012 144A	7,550,000	7,980,153
Residential Funding Mtge. Securities, Inc., Ser. 2002-S19, Class 2, 6.00%, 12/25/2032	440,182	440,116
Structured Asset Securities Corp.:
Ser. 2002-19, Class A1, 4.20%, 10/25/2032	45,871	45,837
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	837,602	836,366
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%, 02/25/2033	2,200,672	2,204,621

		45,528,718

[2]

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 0.1%
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 3.25%, 09/25/2017	$478,991	$477,062

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $46,754,608)		46,005,780

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 22.3%
FIXED-RATE 0.0%
Master Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	66,767	67,655

FLOATING-RATE 22.3%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2002-9, Class 2A, 5.27%, 10/25/2032	127,060	127,188
Bear Stearns Alternative Loan Trust:
Ser. 2003-5, Class 42A2, 4.48%, 12/25/2033	3,586,199	3,552,649
Ser. 2003-6, Class 4A, 5.62%, 01/25/2034	3,475,655	3,512,368
Countrywide Home Loans:
Ser. 2004-2, Class 2A1, 5.30%, 02/25/2034	5,749,164	5,773,461
Ser. 2004-23, Class A, 4.57%, 11/25/2034	21,273,204	21,852,992
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 4.40%, 12/19/2039	198,376	198,962
Ser. 2002-AR33, Class 4A1, 5.21%, 12/25/2032	12,943,397	13,017,136
Ser. 2003-AR20, Class A4, 4.66%, 08/25/2033	5,236,679	5,238,232
Ser. 2004-AR2, Class 3A1, 5.21%, 03/25/2034	3,297,846	3,305,108
DSLA Mtge. Loan Trust, Ser. 2005-AR1, Class X2, 6.00%, 03/19/2045  †	121,665,501	6,223,951
Guardian Savings & Loan Association, Ser. 1990-4W, Class A, 6.64%, 05/25/2020 	174,602	174,602
Housing Securities, Inc., Ser. 92-Sl, Class A2, 4.57%, 05/25/2016	336,050	336,100
Indymac Index Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, 5.79%, 01/25/2035  †	148,752,579	6,052,370
Indymac Index Mtge. Loan Trust, Ser. 2005-AR3, Class 4A1, 5.54%, 04/25/2035	2,698,786	2,727,372
MASTR Adjustable Rate Mtges. Trust:
Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	370,309	370,320
Ser. 2004-1, Class 4A1, 6.21%, 01/25/2034	6,775,314	6,882,411
Ser. 2004-8, Class 7A1, 5.52%, 09/25/2034	6,591,043	6,644,187
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,644,103	4,686,192
Residential Funding Securities Corp., Ser. 2001-RM, Class A, 6.18%, 12/25/2029	567,817	566,957
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, 7.21%, 03/25/2035  †	137,405,000	2,997,147
Structured Asset Securities Corp.:
Ser. 2003-15, Class 4A, 5.57%, 04/25/2033	16,933,805	17,109,895
Ser. 2003-34A, Class 3A1, 4.96%, 11/25/2033	2,976,480	2,978,019
Ser. 2003-34A, Class 6A, 5.11%, 11/25/2033	7,964,634	7,978,028
Ser. 2003-37A, Class 5A, 5.07%, 12/25/2033	8,428,686	8,439,908
Ser. 2003-37A, Class 7A, 4.87%, 12/25/2033	275,937	276,180
Ser. 2003-40A, Class 5A, 5.54%, 01/25/2034	7,708,983	7,778,850

		138,800,585

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $140,549,781)		138,868,240

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 31.1%
FIXED-RATE 7.6%
Countrywide Alternative Loan Trust:
Ser. 2002-7, Class M, 7.00%, 08/25/2032	4,729,374	4,840,885
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,625,263	2,666,533
Ser. 2002-18, Class M, 6.00%, 02/25/2033	4,703,086	4,795,834
Ser. 2002-28, Class M, 6.50%, 10/25/2032	383,217	393,177
Countrywide Home Loans, Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,907,729	2,956,290
GMAC Mtge. Corp. Loan Trust, Ser. 2002-J2, Class M2, 6.25%, 05/25/2032	241,074	240,668
[3]

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033 	$2,689,539	$2,590,363
Ser. 2004-2, 5.25%, 03/25/2034 	12,168,437	11,727,331
Ser. 2004-3, 5.00%, 03/25/2034 	9,024,109	8,699,805
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.08%, 09/25/2032	1,719,477	1,749,408
Ser. 2002-17, Class B2, 6.08%, 09/25/2032	3,519,584	3,555,787
Ser. 2003-8, Class B1, 5.00%, 04/25/2018	543,387	542,131
Washington Mutual, Inc.:
Ser 2002-S1, Class 3B3, 6.00%, 01/25/2017	421,030	420,283
Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,878,817	1,899,005

		47,077,500

FLOATING-RATE 23.5%
Bank of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 5.10%, 07/20/2032	1,456,056	1,468,133
Ser. 2004-G, Class B3, 4.61%, 08/25/2034	4,540,699	4,360,902
Ser. 2004-H, Class B2, 4.51%, 09/25/2034	3,886,570	3,783,685
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1B1, 4.37%, 01/20/2035 	4,208,437	4,172,325
Ser. 2004-HYB8, Class 1B2, 4.37%, 01/20/2035 	3,218,569	3,047,007
Ser. 2004-HYB8, Class 1M2, 4.37%, 01/20/2035 	2,446,673	2,495,864
Ser. 2004-HYB8, Class 5A1, 4.24%, 01/20/2035	11,542,940	11,803,234
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR5, Class 1A2, 4.80%, 01/25/2033	240,288	239,962
Ser. 2003-AR5, Class 2A3, 5.18%, 01/25/2033	682,086	676,869
Ser. 2003-AR9, Class IA3, 4.95%, 03/25/2033	320,895	323,067
Ser. 2003-AR15, Class 2A2, 4.84%, 06/25/2033	2,108,918	2,097,831
Ser. 2003-AR18, Class 2A4, 4.78%, 07/25/2033	941,713	941,591
Ser. 2003-AR24, Class 2A4, 3.85%, 09/25/2033	4,660,800	4,691,587
Ser. 2003-AR26, Class 9M1, 3.70%, 10/25/2033	4,648,500	4,685,081
Ser. 2003-AR28, Class 6M1, 3.70%, 12/25/2033	8,281,000	8,314,758
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B2, 5.21%, 11/19/2034	2,242,127	2,238,722
Ser. 2004-7, Class B3, 5.21%, 11/19/2034	5,795,159	5,741,164
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 5.35%, 02/28/2033 144A	9,924,421	10,205,687
Ser. 2004-2, Class M-3, 5.35%, 02/28/2033 144A	12,439,992	12,337,714
MASTR Adjustable Rate Mtges. Trust:
Ser. 2004-1, Class B3, 5.54%, 02/25/2034	4,376,360	4,381,686
Ser. 2004-15, Class B3, 4.84%, 12/25/2034	4,262,900	4,167,070
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.90%, 10/25/2034	6,375,435	6,089,943
Ser. 2004-16, Class B6, 5.31%, 11/25/2034	7,519,366	7,345,067
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 3.85%, 12/19/2033	3,000,000	3,046,329
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1, 4.77%, 05/25/2032	8,957,757	9,181,239
Ser. 2003-22A, Class B1, 5.11%, 06/25/2033	12,847,599	12,932,748
Washington Mutual Mtge. Securities Corp.:
Ser. 2004-AR2, Class B1, 3.29%, 04/25/2044	8,017,121	8,043,738
Ser. 2004-AR2, Class B2, 3.29%, 04/25/2044	6,948,105	6,899,538
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.15%, 02/25/2033	850,448	854,056

		146,566,597

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $194,536,569)		193,644,097

[4]

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 4.1%
FINANCIALS 4.1%
Diversified Financial Services 4.1%
Preferred Term Securities, Ltd., FRN:
4.60%, 06/24/2034 144A	$10,000,000	$10,136,200
4.65%, 12/24/2033 144A	14,900,000	15,088,783

Total Yankee Obligations-Corporate (cost $24,905,584)		25,224,983

	Shares	Value

PREFERRED STOCKS 1.6%
FINANCIALS 1.6%
Thrifts & Mortgage Finance 1.6%
Fannie Mae (cost $10,106,500)	180,000	10,001,250
SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Money Market Fund ø ## (cost $13,274,760)	13,274,760	13,274,760

Total Investments (cost $668,491,170) 106.8%		664,971,112
Other Assets and Liabilities (6.8%)		(42,582,906)

Net Assets 100.0%		$622,388,206

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $668,491,170. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,451,751 and $4,971,809, respectively, with a net unrealized depreciation of $3,520,058.

[5]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: May 27, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: May 27, 2005